Document and Entity Information	Oct. 03, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	REGIONS FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001281761
Document Type	8-K
Document Period End Date	Oct. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34034
Entity Tax Identification Number	63-0589368
Entity Address, Address Line One	1900 Fifth Avenue North
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	(800)
Local Phone Number	734-4667
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	RF
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	RF PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 5.700% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	RF PRC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th Interest in a Share of 4.45% Non-Cumulative Perpetual Preferred Stock, Series E
Trading Symbol	RF PRE
Security Exchange Name	NYSE